S000010826 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended	146 Months Ended	295 Months Ended	297 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.93%	10.34%		9.68%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%		12.55%
Columbia Mid Cap Index Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	13.40%	9.83%		9.17%
Performance Inception Date						May 31, 2000
Columbia Mid Cap Index Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.49%	6.91%		6.75%
Performance Inception Date						May 31, 2000
Columbia Mid Cap Index Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.66%	7.28%		6.88%
Performance Inception Date						May 31, 2000
Columbia Mid Cap Index Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	13.71%	10.12%		9.45%
Performance Inception Date							Mar. 31, 2000
Columbia Mid Cap Index Fund Institutional 2 Class
Prospectus [Line Items]
Average Annual Return, Percent	13.70%	10.11%		9.45%
Performance Inception Date					Nov. 08, 2012
Columbia Mid Cap Index Fund Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent	13.71%	10.10%		9.45%
Performance Inception Date			Mar. 01, 2017